HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

Highland HFR Global ETF

Highland HFR Event-Driven ETF

Highland HFR Equity Hedge ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated April 4, 2016 to the Prospectus for each Fund, dated October 31, 2015, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the Prospectus for each Fund and should be read in conjunction with the Prospectus.

On March 30, 2016, the Board of Trustees of Highlands Funds I (the “Trust”), on behalf of Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF (each a “HFR ETF” and, together, the “HFR ETFs”), each a series of the Trust, upon the recommendation of the HFR ETFs’ adviser, Highland Capital Management Fund Advisors, L.P. (“Highland”), approved the closing and liquidation of each HFR ETF, such liquidation to take place on April 11, 2016 (the “Liquidation Date”).

Highland announced that the last date for authorized participants to create units in the HFR ETFs will be April 11, 2016 and the last date to redeem shares will be on or before 4:00 PM EST on April 13, 2016.

The last day of trading for the HFR ETFs on the NYSE Arca (the “Cessation Date”) is expected to be April 11, 2016, after which the HFR ETFs shall cease their business as investment companies and shall not engage in any business activities except for the purpose of winding up their business affairs, preserving the value of their assets, discharging or making reasonable provision for the payment of all their liabilities, and liquidating and distributing their remaining assets to the shareholders of the HFR ETFs.

The proportionate interests of the shareholders in the net assets of each HFR ETF will be fixed on the basis of their respective share holdings at the close of business on April 11, 2016.

On or about April 14, 2016, each HFR ETF shall make to each shareholder of record of the applicable HFR ETF as of the Cessation Date a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the HFR ETF, in the form of either the cash or cash equivalents into which the portfolio securities of the HFR ETF were converted. The liquidation of each HFR ETF will be a taxable event for shareholders that do not hold shares through tax-advantaged arrangements.

Effective April 14, 2016, all references to the HFR ETFs in each Fund’s Summary Prospectus and Prospectus are hereby removed. Highland/iBoxx Senior Loan ETF is not being liquidated and remains actively offered.

Effective immediately, the first paragraph under the section entitled “Creation and Redemption of Shares” on page 50 is deleted in its entirety and replaced with the following:

The Trust issues and sells Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt of a purchase order, on any day that the Exchange is open for business. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. A Fund may direct portfolio transactions to certain Authorized Participants or their affiliates in certain circumstances, such as to achieve best execution, but does not direct transactions based on the purchase/sale of fund shares. Due to the nature of the Funds’ investments, Authorized Participants generally will deposit cash in exchange for a specified number of Creation Units, although the Funds may permit Authorized Participants to deposit a portfolio of securities approximating the holdings of a Fund or a combination of cash and a portfolio of securities approximating the holdings of the Fund in exchange for a specified amount of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of a Fund.

Effective immediately, the table under the second paragraph in section entitled “Transaction Fees” beginning on page 52, is deleted in its entirety and replaced with the following:

Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$2,000,000	100,000 shares	$500	1.0%	1.0%

*	As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee

Effective immediately, the first paragraph under the section entitled “Index Providers”, sub-section “Highland/iBoxx Senior Loan ETF.” on page 55 is deleted in its entirety and replaced with the following:

The Highland/iBoxx Senior Loan ETF is based on the Markit iBoxx USD Liquid Leveraged Loan Index, provided by Markit, Inc., a leading provider of independent data, portfolio valuations and OTC derivatives trade processing to the financial markets. The Underlying Index is sponsored by Markit Indices Limited (the “Index Provider”), an organization that is independent of the Fund and the Adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Index Provider is not affiliated with the Trust, the Adviser, the Distributor, or any of their respective affiliates. Markit also serves as the primary pricing source for Highland/iBoxx Senior Loan ETF. Markit’s dual roles as index provider and pricing source may give rise to a conflict of interest in the sense that Markit has a financial interest in maintaining consistent values for the instruments held in both the Fund and the index. Further information about the Index Provider and the Underlying Index is available at http://www.markit.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

HFI-SUP-4/4/16

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

Highland HFR Global ETF

Highland HFR Event-Driven ETF

Highland HFR Equity Hedge ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated April 4, 2016 to the Statement of Additional Information (“SAI”) for each Fund, dated October 31, 2015, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with the SAI.

On March 30, 2016, the Board of Trustees of Highlands Funds I (the “Trust”), on behalf of Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF (each a “HFR ETF” and, together, the “HFR ETFs”), each a series of the Trust, upon the recommendation of the HFR ETFs’ adviser, Highland Capital Management Fund Advisors, L.P. (“Highland”), approved the closing and liquidation of each HFR ETF, such liquidation to take place on April 11, 2016 (the “Liquidation Date”).

Highland announced that the last date for authorized participants to create units in the HFR ETFs will be April 11, 2016 and the last date to redeem shares will be on or before 4:00 PM EST on April 13, 2016.

The last day of trading for the HFR ETFs on the NYSE Arca (the “Cessation Date”) is expected to be April 11, 2016, after which the HFR ETFs shall cease their business as investment companies and shall not engage in any business activities except for the purpose of winding up their business affairs, preserving the value of their assets, discharging or making reasonable provision for the payment of all their liabilities, and liquidating and distributing their remaining assets to the shareholders of the HFR ETFs.

The proportionate interests of the shareholders in the net assets of each HFR ETF will be fixed on the basis of their respective share holdings at the close of business on April 11, 2016.

On or about April 14, 2016, each HFR ETF shall make to each shareholder of record of the applicable HFR ETF as of the Cessation Date a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the HFR ETF, in the form of either the cash or cash equivalents into which the portfolio securities of the HFR ETF were converted. The liquidation of each HFR ETF will be a taxable event for shareholders that do not hold shares through tax-advantaged arrangements.

Effective April 14, 2016, all references to the HFR ETFs in the Funds’ SAI are hereby removed. Highland/iBoxx Senior Loan ETF is not being liquidated and remains actively offered.

Effective immediately, the following disclosure is added as the second paragraph under the section entitled “INVESTMENT RESTRICTIONS” on page 16:

If a percentage policy set forth in the Prospectus or one of the following percentage investment restrictions is adhered to at the time a security is purchased, later changes in a percentage will not be considered a violation of the policy or restriction unless any excess or deficiency exists immediately after and as a result of such purchase or pertains to a Fund’s limitations on borrowing and investment in illiquid securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI

FOR FUTURE REFERENCE

HFI-SUP-4/4/16